SCHEDULE OF CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS? EQUITY (Details) - USD ($)	3 Months Ended		9 Months Ended				12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Balance			$ 7,578,000	$ 10,331,000	$ 13,198,000	$ 10,036,000	$ 13,198,000	$ 10,036,000	$ 7,910,000
Net loss	$ 974,000	$ 97,000	(7,513,000)	(6,398,000)	(5,348,000)	(1,653,000)		(4,638,000)	230,000
Issuance of common stock and warrants, net of stock offering costs	1,489,000		1,489,000	3,529,000	1,640,000	4,508,000		4,030,000	4,950,000
Stock based compensation			616,000	110,000	174,000	307,000		382,000	44,000
Other	$ 1,000		1,000	6,000
Balance				7,578,000		13,198,000	7,578,000	10,331,000	10,036,000
Common Stock [Member]
Balance			$ 64,000	$ 32,000	$ 31,000	$ 12,000	$ 31,000	$ 12,000	$ 13,000
Balance, shares	6,418,061	4,220,259	6,418,061	3,167,488	3,148,219	1,221,209	3,148,219	1,221,209	1,301,358
Net loss
Issuance of common stock and warrants, net of stock offering costs	$ 18,000		$ 18,000	$ 32,000	$ 11,000	$ 19,000		$ 10,000	$ 6,000
Issuance of common stock and warrants, net of stock offering costs, shares	1,673,077		1,673,077	3,250,573	1,057,810	1,909,519		1,014,230	550,000
Stock based compensation
Stock based compensation ,shares	1,019,811		1,019,811			15,803		15,803	2,242
Other
Other, shares						1,688			19,047
Balance				$ 64,000		$ 31,000	$ 64,000	$ 32,000	$ 12,000
Balance, shares	9,752,755	4,220,259	9,752,755	6,418,061	4,220,259	3,148,219	6,418,061	3,167,488	1,221,209
Additional Paid-in Capital [Member]
Balance			$ 33,429,000	$ 29,822,000	$ 29,698,000	$ 24,903,000	$ 29,698,000	$ 24,903,000	$ 20,151,000
Net loss
Issuance of common stock and warrants, net of stock offering costs	1,471,000		1,471,000	3,497,000	1,629,000	4,489,000		4,026,000	4,944,000
Stock based compensation				110,000		307,000
Other	2,000	(1,000)	1,000			(1,000)
Balance				33,429,000		29,698,000	33,429,000	29,822,000	24,903,000
Receivables from Stockholder [Member]
Balance				(6,000)
Net loss
Issuance of common stock and warrants, net of stock offering costs								(6,000)
Stock based compensation
Other				6,000
Balance								(6,000)
Retained Earnings [Member]
Balance			(25,915,000)	(19,517,000)	(16,531,000)	(14,879,000)	(16,531,000)	(14,879,000)	(12,254,000)
Net loss	1,195,000	97,000	(7,292,000)	(6,398,000)	(5,348,000)	(1,653,000)		(4,638,000)	230,000
Issuance of common stock and warrants, net of stock offering costs
Stock based compensation
Other		$ 1,000	$ 1,000			1,000
Balance				$ (25,915,000)		$ (16,531,000)	$ (25,915,000)	$ (19,517,000)	$ (14,879,000)